Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing certain information, including information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO1	Compensation Actually Paid to PEO2	Average Summary Compensation Table Total for Non-PEO NEOs3	Average Compensation Actually Paid to Non-PEO NEOs4	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)7	Revenue (millions)8
					Total Stockholder Return5	Peer Group Total Stockholder Return6
2024	$498,607	$(13,612,486)	$357,974	$(938,422)	245.5	190.5	$131	$782
2023	$23,533,975	$39,640,249	$5,041,649	$6,772,362	317.7	153.6	97	558
2022	$404,982	$(20,877,170)	$1,114,059	$(1,948,838)	125.4	122.0	51	389
2021	$398,876	$10,772,637	$240,810	$4,119,010	462.2	151.2	43	260
2020	$5,369,089	$45,103,619	$501,343	$3,631,284	440.4	120.3	22	157

1
This column represents the amount of total compensation reported for Mr. Wang (our Chief Executive Officer and President) for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in the applicable proxy statement.

2
This column represents the amount of “compensation actually paid” to Mr. Wang, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wang during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wang’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2024	$498,607	—	$(14,111,093)	$(13,612,486)

(a)
This column represents the amount of total compensation reported for Mr. Wang for 2024 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Option Awards” column in the Summary Compensation Table for 2024. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column is replaced with the amount reported in the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid to PEO for 2024.

(c)
This column represents an adjustment to the amounts in the “Option Awards” column in the Summary Compensation Table for 2024. For 2024, the adjusted amount replaces the “Option Awards” column in the Summary Compensation Table for Mr. Wang for 2024. The adjusted amount is determined by adding (or subtracting, as applicable) the following for 2024: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024.

The amounts added or subtracted to determine the adjusted amount for our PEO are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the end of the Prior Year) of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2024	—	$(12,580,368)	—	$(1,530,725)	—	—	$(14,111,093)

For time-based stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. For non-market-conditioned performance-based stock options, a similar valuation model was used, and the probability of performance was taken into account as of the measurement date. For performance-based stock options, the fair value or change in fair value, as applicable, was determined using a Monte Carlo simulation of the measurement date.
3
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Wang) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Wang) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024, 2023, 2022, 2021 and 2020, Mark McKechnie, Jian Wang, Lisa Feng, and Fuping Chen. Due to an administrative error, the amount reported for 2023 in last year’s proxy statement was overstated by approximately $972,346 and has been corrected.

4
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wang), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wang) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wang) for 2024 to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$357,974	—	$(1,296,396)	$(938,422)
2023	$5,041,649	$(4,713,894)	$6,444,606	$6,772,362
(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Wang) in the “Total” column of the Summary Compensation Table in 2024. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in 2024. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column is replaced with the amount reported in the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2024.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in 2024 determined using the same methodology described above in Note 2(c) for each NEO (excluding Mr. Wang), which is then averaged to determine the average “compensation actually paid” to the NEOs as a group (excluding Mr. Wang) for 2024.

The amounts added or subtracted to determine the adjusted average amount for our non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value (from the end of the Prior Year) of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2024	—	$(873,175)	—	$(423,221)	—	—	$(1,296,396)
2023	$5,929,406	$433,345	—	$81,855	—	—	$6,444,606
5
This column represents cumulative Company total shareholder return (“TSR”) and is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

6	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: the Russell 1000 index.
7	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
8
We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 or 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
1
This column represents the amount of total compensation reported for Mr. Wang (our Chief Executive Officer and President) for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in the applicable proxy statement.

3
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Wang) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Wang) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024, 2023, 2022, 2021 and 2020, Mark McKechnie, Jian Wang, Lisa Feng, and Fuping Chen. Due to an administrative error, the amount reported for 2023 in last year’s proxy statement was overstated by approximately $972,346 and has been corrected.

Peer Group Issuers, Footnote
6	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: the Russell 1000 index.

PEO Total Compensation Amount	$ 498,607	$ 23,533,975	$ 404,982	$ 398,876	$ 5,369,089
PEO Actually Paid Compensation Amount	$ (13,612,486)	39,640,249	(20,877,170)	10,772,637	45,103,619
Adjustment To PEO Compensation, Footnote
2
This column represents the amount of “compensation actually paid” to Mr. Wang, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wang during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wang’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2024	$498,607	—	$(14,111,093)	$(13,612,486)

(a)
This column represents the amount of total compensation reported for Mr. Wang for 2024 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Option Awards” column in the Summary Compensation Table for 2024. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column is replaced with the amount reported in the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid to PEO for 2024.

(c)
This column represents an adjustment to the amounts in the “Option Awards” column in the Summary Compensation Table for 2024. For 2024, the adjusted amount replaces the “Option Awards” column in the Summary Compensation Table for Mr. Wang for 2024. The adjusted amount is determined by adding (or subtracting, as applicable) the following for 2024: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024.

The amounts added or subtracted to determine the adjusted amount for our PEO are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the end of the Prior Year) of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2024	—	$(12,580,368)	—	$(1,530,725)	—	—	$(14,111,093)

For time-based stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. For non-market-conditioned performance-based stock options, a similar valuation model was used, and the probability of performance was taken into account as of the measurement date. For performance-based stock options, the fair value or change in fair value, as applicable, was determined using a Monte Carlo simulation of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 357,974	5,041,649	1,114,059	240,810	501,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ (938,422)	6,772,362	(1,948,838)	4,119,010	3,631,284
Adjustment to Non-PEO NEO Compensation Footnote
4
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wang), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wang) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wang) for 2024 to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$357,974	—	$(1,296,396)	$(938,422)
2023	$5,041,649	$(4,713,894)	$6,444,606	$6,772,362
(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Wang) in the “Total” column of the Summary Compensation Table in 2024. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in 2024. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column is replaced with the amount reported in the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2024.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in 2024 determined using the same methodology described above in Note 2(c) for each NEO (excluding Mr. Wang), which is then averaged to determine the average “compensation actually paid” to the NEOs as a group (excluding Mr. Wang) for 2024.

The amounts added or subtracted to determine the adjusted average amount for our non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value (from the end of the Prior Year) of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2024	—	$(873,175)	—	$(423,221)	—	—	$(1,296,396)
2023	$5,929,406	$433,345	—	$81,855	—	—	$6,444,606

Compensation Actually Paid vs. Total Shareholder Return
Cumulative TSR of the Company and Cumulative TSR of the Peer Group; Compensation Actually Paid and Cumulative Company TSR
The following chart shows the cumulative TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, versus the TSR of the Company’s Peer Group (the Russell 1000 index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K. Please see Note 5 and Note 6, above, for additional information related to the computation of Company TSR and peer group TSR, respectively.
The following chart also shows the relationship between Compensation Actually Paid to our PEO, and the average of Compensation Actually Paid to our non-PEO NEOs, versus the Company’s cumulative TSR over the five most recently completed fiscal years, in each case as computed in accordance with the requirements of Item 402(v) of Regulation SN-K:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income
The following chart shows the relationship between Compensation Actually Paid to our PEO, and the average of Compensation Actually Paid to our non-PEO NEOs, versus the Company’s net income during the most-recently completed four fiscal years, in each case as computed in accordance with the requirements of Item 402(v) of Regulation S-K:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Company Revenue
The following chart shows the relationship between Compensation Actually Paid to our PEO, and the average of Compensation Actually Paid to our non-PEO NEOs, versus the Company’s revenue during the five most-recently completed fiscal years, in each case as computed in accordance with the requirements of Item 402(v) of Regulation S-K:

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group; Compensation Actually Paid and Cumulative Company TSR
The following chart shows the cumulative TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, versus the TSR of the Company’s Peer Group (the Russell 1000 index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K. Please see Note 5 and Note 6, above, for additional information related to the computation of Company TSR and peer group TSR, respectively.
The following chart also shows the relationship between Compensation Actually Paid to our PEO, and the average of Compensation Actually Paid to our non-PEO NEOs, versus the Company’s cumulative TSR over the five most recently completed fiscal years, in each case as computed in accordance with the requirements of Item 402(v) of Regulation SN-K:

Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Revenue
•	Operating margin

Total Shareholder Return Amount	$ 245.5	317.7	125.4	462.2	440.4
Peer Group Total Shareholder Return Amount	$ 190.5	$ 153.6	$ 122	$ 151.2	$ 120.3
Company Selected Measure Amount	782,000,000	558,000,000	389,000,000	260,000,000	157,000,000
PEO Name	Mr. Wang	Mr. Wang	Mr. Wang	Mr. Wang	Mr. Wang
Equity Awards Adjustments, Footnote
(c)
This column represents an adjustment to the amounts in the “Option Awards” column in the Summary Compensation Table for 2024. For 2024, the adjusted amount replaces the “Option Awards” column in the Summary Compensation Table for Mr. Wang for 2024. The adjusted amount is determined by adding (or subtracting, as applicable) the following for 2024: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024.

The amounts added or subtracted to determine the adjusted amount for our PEO are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the end of the Prior Year) of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2024	—	$(12,580,368)	—	$(1,530,725)	—	—	$(14,111,093)

For time-based stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. For non-market-conditioned performance-based stock options, a similar valuation model was used, and the probability of performance was taken into account as of the measurement date. For performance-based stock options, the fair value or change in fair value, as applicable, was determined using a Monte Carlo simulation of the measurement date.
(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Wang) in the “Option Awards” column in the Summary Compensation Table in 2024 determined using the same methodology described above in Note 2(c) for each NEO (excluding Mr. Wang), which is then averaged to determine the average “compensation actually paid” to the NEOs as a group (excluding Mr. Wang) for 2024.

The amounts added or subtracted to determine the adjusted average amount for our non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value (from the end of the Prior Year) of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2024	—	$(873,175)	—	$(423,221)	—	—	$(1,296,396)
2023	$5,929,406	$433,345	—	$81,855	—	—	$6,444,606

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 131,000,000	$ 97,000,000	$ 51,000,000	$ 43,000,000	$ 22,000,000
Non-PEO Neo Average Total Compensation Overstated Amount		972,346
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,111,093)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,580,368)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,530,725)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,713,894)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,296,396)	6,444,606
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,929,406
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(873,175)	433,345
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(423,221)	81,855
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0